ENTITY WIDE DISCLOSURES (Schedule of Summary of Revenues within Geographic Areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Geography:
Total	$ 47,098	$ 44,276
US
Geography:
Total	21,616	23,304
Americas Other [Member]
Geography:
Total	477	551
Americas [Member]
Geography:
Total	22,093	23,855
Germany
Geography:
Total	6,214	5,045
Israel [Member]
Geography:
Total	793	556
United Kingdom [Member]
Geography:
Total	4,655	3,145
EMEA Other [Member]
Geography:
Total	9,942	8,451
EMEA [Member]
Geography:
Total	21,604	17,197
APAC [Member]
Geography:
Total	$ 3,401	$ 3,224